================================================================================

                                  FMC STRATEGIC
                                   VALUE FUND





                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1999




ADVISED BY:
FIRST MANHATTAN CO.

================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The FMC Strategic Value Fund (the "Fund") had a total return of 13.27% for the six months ended April 30, 1999 and had a total return of 18.09% from inception on August 17, 1998. This compares with returns of 4.39% and -1.38%, respectively for the Fund's benchmark, the Russell 2000 Value Index.

In light of the performances of the broader-based market indices, we are pleased with the results in the period measured. It has just been in the last couple of months that stocks in the value sectors where we are focused have responded favorably. For many months appreciation had been narrowly focused on a select number of high multiple growth stocks. Our performance was also favorably affected by the acquisition of Pinkerton's, Inc., a Fund portfolio company, by Securitas NV, a Swedish guard company, for $29 per share in cash. The Fund acquired its position at a cost of $17. We are gratified that our estimate of Pinkerton's intrinsic business value was realized.

Many observers describe the market as fully valued selling at 26 times earnings. However, the average multiple for many of our key holdings is in a modest range of 10-12 times earnings. Even in those cases where the multiple might be high because current earnings are depressed for one reason or another, these stocks sell in a range of 1.0 to 1.5 times book value, another financial ratio which is at a sharp discount to the market averages. Consequently, we continue to feel very positive about the longer term outlook for our portfolio.

Following is a brief description of two recent additions to our Fund, which reflect the investment strategy we are employing.

MUELLER INDUSTRIES (MLI) is a leading manufacturer of copper fabricated products such as rod, tubing and various fixtures. Current management took control of MLI in the early 1990s and has steadily and successfully improved profitability from a marginal level through 1998 when return on invested capital was 15% and pre-tax margins were at 12%. While on the surface MLI is not in a very exciting business, the company has been at the forefront of industry consolidation so that currently there are only three or four competitors, depending on markets, and barriers to entry are very high because of the large capital investment required. Even after investing heavily in its plants in order to lower manufacturing costs as well as concluding selected strategic acquisitions, MLI's balance sheet remains strong with a net debt/capital ratio of only 16%. As a further indication of the strong free cash flow generated by the business, MLI could be nearly debt free by the end of this year with the aid of a net operating loss carryforward tax benefit. We paid 10 times 1998 reported EPS of $1.90 for our position; this also equates to 1.5 times book value. We estimate that MLI will earn around $2.25 this year and prospectively $2.76 to $3.00 if recent acquisitions perform as currently envisioned.

HUSSMAN INTERNATIONAL (HSM) manufactures, installs and services refrigerator systems and display cases on a worldwide basis. The company has the leading market share position in United States supermarkets and superstores and, with a recent acquisition now has a strong presence in Europe. HSM was spun out of Whitman Corporation in January 1998 and has generated record profits during its short public ownership with 1998 EPS of $1.20. The trend toward fresh take-out products has stimulated strong topline growth for Hussman, which is expected to continue for the foreseeable future. Also, the company has a growing international presence with its refrigeration cases and reach-in beverage coolers, which serve the major international soft drink bottlers. As a subsidiary of a large company, Hussman did not focus on cash flow, but now has heavy incentives to do so. We purchased the shares at less than 11 times our 1999 EPS estimate of $1.40, which we consider an excellent entry point for this brand name manufacturer whose name is in every supermarket.

I trust that this report helps keep you informed on how your investment is being managed. I appreciate your confidence.

Sincerely,


/s/ signature omitted


Edward I. Lefferman
Portfolio Manager

                                TOTAL RETURN(1)
                           Annualized    Comulative
                           Inception     Inception(2)
                            to Date       to Date
                             25.79%        18.09%

        Comparison of Change in the Value of a $10,000 Investment in the FMC Strategic Value Fund, versus the Russell 2000 Value Index, and the
                           S&P400/BARRA Value Index.

[LINE GRAPH OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                            8/31/98     10/98       4/99
FMC Strategic Value Fund    $10,000    $11,114    $12,589
Russell 2000 Value Index    $10,000    $10,879    $11,356
S&P 400/BARRA Value Index   $10,000    $11,628    $12,535

1These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
2The FMC Strategic Value Fund commenced operations on August 17, 1998.
3The performance reflected in the graph begins at the end of the month operations commenced.


                                [GRAPH OMITTED]

                             PORTFOLIO COMPOSITION
Manufacturing                  13%
Petroleum & Fuel Products      11%
Miscellaneous Business Services 9%
Chemicals                       8%
Specialty Machinery             7%
Machinery                       7%
Miscellaneous Manufacturing     5%
Rubber & Plastic                4%
Food, Beverage & Tobacco        4%
Printing & Publishing           4%
Housing/Construction            3%
Aircraft                        2%
Insurance                       3%
U.S. Treasury Obligations      20%
% of Total Fund Investments

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

April 30, 1999                                                       (Unaudited)


                                                          Market
                                                           Value
FMC STRATEGIC VALUE FUND                     Shares        (000)
----------------------------------------------------------------
COMMON STOCK (80.6%)
AIRCRAFT (2.4%)
   Coltec Industries* ...................... 11,500       $  249
                                                          ------
CHEMICALS (8.5%)
   Agrium .................................. 40,000          362
   McWhorter Technologies* ................. 15,000          222
   Witco Chemical .......................... 15,000          286
                                                          ------
                                                             870
                                                          ------
FOOD, BEVERAGE & TOBACCO (4.2%)
   Corn Products International ............. 15,000          433
                                                          ------
HOUSING/CONSTRUCTION (3.4%)
   U.S. Industries ......................... 19,000          353
                                                          ------
INSURANCE (3.0%)
   Leucadia National ....................... 10,000          307
                                                          ------
MACHINERY (6.8%)
   Denison International ADR* .............. 24,100          322
   Gardner Denver Inc* ..................... 21,000          374
                                                          ------
                                                             696
                                                          ------
MANUFACTURING (12.7%)
   Aztec ................................... 35,000          359
   Trinity Industries ...................... 13,000          453
   Westinghouse Air Brake .................. 22,000          491
                                                          ------
                                                           1,303
                                                          ------
MISCELLANEOUS BUSINESS SERVICES (8.7%)
   Borg Warner Security* ................... 25,000          441
   Moore ................................... 45,000          450
                                                          ------
                                                             891
                                                          ------
MISCELLANEOUS MANUFACTURING (4.6%)
   Mueller Industries* ..................... 15,000          472
                                                          ------
PETROLEUM & FUEL PRODUCTS (11.4%)
   Cooper Cameron* ......................... 11,000          425
   HS Resources* ........................... 25,000          266
   Rowan* .................................. 30,000          480
                                                          ------
                                                           1,171
                                                          ------
PRINTING & PUBLISHING (4.0%)
   New England Business Service ............ 15,000          410
                                                          ------
RUBBER & PLASTIC (3.9%)
   Hanna ................................... 25,000          405
                                                          ------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

April 30, 1999                                                       (Unaudited)



                                                               Shares/    Market
                                                              Face Amount  Value
FMC STRATEGIC VALUE FUND (concluded)                            (000)      (000)
--------------------------------------------------------------------------------
SPECIALTY MACHINERY (7.0%)
   Hussman International ....................................    20,000  $   317
   Tecumseh Products ........................................     6,500      397
                                                                         -------
                                                                             714
                                                                         -------
TOTAL COMMON STOCK
   (Cost $7,193) .............................................             8,274
                                                                         -------


U.S. TREASURY OBLIGATIONS (20.1%)
        4.420%, 05/27/99 ...................................... $    30       30
        5.485%, 08/19/99 ......................................   2,059    2,031
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $2,061) ..............................................            2,061
                                                                         -------
TOTAL INVESTMENTS (100.7%)
   (Cost $9,254) ..............................................           10,335
                                                                         -------
OTHER ASSETS AND LIABILITIES, NET (-0.7%) .....................              (68)
                                                                         -------


NET ASSETS:
   Portfolio Shares (unlimited authorization -- no par value)
     based on 879,738 outstanding shares of beneficial interest            8,944
   Accumulated Net Realized Gain on Investments ...............              242
   Net Unrealized Appreciation on Investments .................            1,081
                                                                         -------
TOTAL NET ASSETS (100.0%) .....................................          $10,267
                                                                         =======
   Net Asset Value, Offering and Redemption Price Per Share ...           $11.67
                                                                         =======

*NON-INCOME PRODUCING SECURITY.
ADR -- AMERICAN DEPOSITORY RECEIPT



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                                 FMC STRATEGIC VALUE FUND

For the six-month period ended April 30, 1999                        (Unaudited)

                                                                        FMC
                                                                     STRATEGIC
                                                                   VALUE FUND(1)
                                                                       (000)
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income................................................... $   29
   Interest Income ..................................................     65
--------------------------------------------------------------------------------
     Total Investment Income.........................................     94
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .........................................     41
   Investment Advisory Fee Waiver ...................................    (41)
   Reimbursements by Advisor.........................................     (5)
   Administrative Fees ..............................................     38
   Administrative Fee Waiver ........................................    (24)
   Professional Fees ................................................     12
   Transfer Agent Fees ..............................................     10
   Printing Fees ....................................................      9
   Trustee Fees .....................................................      3
   Registration and Filing Fees .....................................      6
   Insurance and Other Fees .........................................      2
   Organization Costs................................................      2
   Custodian Fees ...................................................      1
--------------------------------------------------------------------------------
     Total Expenses, Net ............................................     54
--------------------------------------------------------------------------------
       Net Investment Income ........................................     40
--------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold ...........................    242
   Net Change in Unrealized Appreciation of Investment Securities ...    886
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ................  1,128
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.............. $1,168
================================================================================
(1) The FMC Strategic Value Fund commenced operations on August 17, 1998.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                      FMC STRATEGIC VALUE FUND

For the six-month period ended April 30, 1999 (Unaudited) and for the period ended October 31, 1998.


                                                                              11/01/98              8/17/98
                                                                             TO 04/30/99        TO 10/31/98(1)
                                                                                (000)                (000)
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income...............................................        $    40             $    15
   Net Realized Gain from Securities Sold .............................            242                  31
   Net Change in Unrealized Appreciation of Investment Securities .....            886                 195
-------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations..............          1,168                 241
-------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..............................................            (44)                (11)
   Realized Capital Gains..............................................            (31)                 --
-------------------------------------------------------------------------------------------------------------------
     Total Distributions ..............................................            (75)                (11)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ........................................          3,663               5,449
   Reinvestment of Cash Distributions .................................             74                  12
   Cost of Shares Redeemed ............................................           (254)                 --
-------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived from Capital Share Transactions....          3,483               5,461
-------------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets .....................................          4,576               5,691
-------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................................          5,691                  --
-------------------------------------------------------------------------------------------------------------------
   End of Period ......................................................        $10,267             $ 5,691
===================================================================================================================
    Shares Issued and Redeemed:
    Shares Issued .....................................................            350                 546
    Shares Issued in Lieu of Cash Distributions .......................              7                   1
    Shares Redeemed ...................................................            (24)                 --
-------------------------------------------------------------------------------------------------------------------
     Net Increase in Share Transactions ...............................            333                 547
===================================================================================================================

(1) The FMC Strategic Value Fund commenced operations on August 17, 1998.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                    FMC STRATEGIC VALUE FUND

For the six-month period ended April 30, 1999 (Unaudited) and for the period ended October 31, 1998.

For a share outstanding for each period.

                                                                                                                Ratio
          Net                                                          Net                 Net                  of Net
         Asset             Realized and Distributions Distributions   Asset               Assets     Ratio    Investment
         Value      Net     Unrealized     from Net       from        Value                End    of Expenses   Income
       Beginning Investment  Gains on     Investment     Capital       End      Total   of Period to Average  to Average
       of Period   Income   Securities      Income        Gains     of Period   Return    (000)   Net Assets  Net Assets
       --------- ---------- ----------- ------------- ------------- ---------   ------  --------- ----------- ----------
------------------------
FMC STRATEGIC VALUE FUND
------------------------
1999    $10.40      0.05        1.31         (0.05)      (0.04)       $11.67    13.27%+   $10,267    1.30%*       0.97%*
1998(1) $10.00      0.03        0.39         (0.02)         --        $10.40     4.25%+   $ 5,691    1.30%*       1.45%*

                      Ratio
                     of Net
     Ratio         Investment
  of Expenses        Income
  to Average       to Average
  Net Assets       Net Assets
  (Excluding       (Excluding
    Waivers          Waivers        Portfolio
      and              and           Turnover
Reimbursements)   Reimbursements)      Rate
---------------   ---------------   ---------
     3.04%*           (0.77)%         10.12%
     5.07%*           (2.32)%          6.86%


 *  Annualized
 +  Total return is for the period indicated and has not been annualized.
(1) The FMC Select Fund commenced operations on August 17, 1998.

Amounts designated as " - " are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

April 30, 1999                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with nine portfolios. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund"). The financial statements of the remaining portfolios are not presented herein. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to Shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES:

Organizational costs have been capitalized by the Trust and are being amortized over twelve months commencing with the start-up. In the event the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organi-

                                           .



NOTES TO FINANCIAL STATEMENTS (concluded)               FMC STRATEGIC VALUE FUND

April 30, 1999                                                       (Unaudited)

zational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or .15% of the Fund's average daily net assets.The Administrator has voluntarily agreed to limit its fee to no higher than $27,500 for the Fund's initial fiscal year.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Fund and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30%. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 1999 are as follows:


                                            (000)
                                          ---------
Purchases
  U.S. Government .....................     $   --
  Other ...............................      3,844
Sales
  U.S. Government .....................     $   --
  Other ...............................        580

At April 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 1999, is as follows:


                                            (000)
                                          ---------
Aggregate gross unrealized
  appreciation ........................     $1,234
Aggregate gross unrealized
  depreciation ........................       (153)
                                            -------
Net unrealized appreciation ...........     $1,081
                                            ======

                                      NOTES

                            FMC STRATEGIC VALUE FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-6009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS MUTUAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                               1800 M Street N.W.
                              Washington, DC 20036

                         INDEPENDENT PUBLIC ACCOUNTANTS:
                               ARTHUR ANDERSEN LLP
                               1601 Market Street
                             Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

FMC-F-008-01.